Consolidated Statements of Cash Flows - Reconciliation of Cash and Restricted Cash (Successor Basis) (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of cash and restricted cash
Cash	$ 12,006,624	$ 16,245,807
Restricted cash	14,100,614	480,000
Total cash and restricted cash shown in the consolidated statements of cash flows	$ 26,107,238	$ 16,725,807